STOCK-BASED COMPENSATION (Details Narrative) - USD ($)		3 Months Ended				6 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	May 19, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, nonvested vested and unreleased	2,005,000	2,005,000				2,005,000
Stock award vested forfeited	1,705,000
Stock award unvested forfeited	3,000,000
Stock-based compensation expenses						$ 5,588,207
Vested and unreleased shares								$ 16,439
Share based compensation option vested		600,000
Share based compensation		$ 5,588,207				$ 5,588,207
Titan Merger Acquisition [Member] | Series C Preferred Stock [Member] | Chief Executive Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation option vested						70,100
Share based compensation						$ 5,586,796
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expenses		1,404		$ 0		1,404	0
Unrecognized stock-based compensation	$ 28,080	$ 28,080				28,080
Share-based compensation arrangement by share-based payment award, options, vested in period, fair value						$ 7,020	$ 0